INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Deferred revenue and advances from customers (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Current
Advances from customers	$ 4,466,515	$ 9,216,032
Deferred Revenue	17,632,863	15,659,630
Deferred revenue and advances from customers	22,099,378	24,875,662
Non-current
Advances from customers	272,334	620,893
Deferred revenue	1,863,506	1,436,912
Deferred revenue and advances from customers	$ 2,135,840	$ 2,057,805